Balances and Delinquency Status of Performing and Nonperforming Loans and Leases by Segment and Class as well as Total Other Real Estate Owned and Nonperforming Asset Balances (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Other Real Estate Owned	$ 11.9	$ 20.3
Total Nonperforming Assets	274.7	275.1
Total Loans and Leases	29,385.5	29,504.5
Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	12,620.0	12,897.2
Commercial | Commercial and Institutional
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	7,375.8	7,468.5
Commercial | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	2,955.8	2,859.8
Commercial | Lease Financing, net
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	975.1	1,035.0
Commercial | Non-U.S.
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	954.7	1,192.3
Commercial | Other
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	358.6	341.6
Personal
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	16,765.5	16,607.3
Personal | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	10,271.3	10,375.2
Personal | Private Client
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	6,445.6	6,130.1
Personal | Other
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	48.6	102.0
Performing Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Current	28,889.0	29,073.9
30-59 Days Past Due	167.5	96.2
60-89 Days Past Due	49.8	60.6
90 Days or More Past Due	16.4	19.0
Total Loans and Leases	29,122.7	29,249.7
Performing Financing Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
Current	12,501.8	12,784.3
30-59 Days Past Due	9.1	13.3
60-89 Days Past Due	26.7	18.6
90 Days or More Past Due	10.1	3.0
Total Loans and Leases	12,547.7	12,819.2
Performing Financing Receivable | Commercial | Commercial and Institutional
Financing Receivable, Recorded Investment [Line Items]
Current	7,332.3	7,433.4
30-59 Days Past Due	5.0	6.4
60-89 Days Past Due	12.1	5.5
90 Days or More Past Due	3.3	1.6
Total Loans and Leases	7,352.7	7,446.9
Performing Financing Receivable | Commercial | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Current	2,881.1	2,782.0
30-59 Days Past Due	4.1	6.9
60-89 Days Past Due	14.6	13.1
90 Days or More Past Due	6.8	1.4
Total Loans and Leases	2,906.6	2,803.4
Performing Financing Receivable | Commercial | Lease Financing, net
Financing Receivable, Recorded Investment [Line Items]
Current	975.1	1,035.0
Total Loans and Leases	975.1	1,035.0
Performing Financing Receivable | Commercial | Non-U.S.
Financing Receivable, Recorded Investment [Line Items]
Current	954.7	1,192.3
Total Loans and Leases	954.7	1,192.3
Performing Financing Receivable | Commercial | Other
Financing Receivable, Recorded Investment [Line Items]
Current	358.6	341.6
Total Loans and Leases	358.6	341.6
Performing Financing Receivable | Personal
Financing Receivable, Recorded Investment [Line Items]
Current	16,387.2	16,289.6
30-59 Days Past Due	158.4	82.9
60-89 Days Past Due	23.1	42.0
90 Days or More Past Due	6.3	16.0
Total Loans and Leases	16,575.0	16,430.5
Performing Financing Receivable | Personal | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Current	9,934.4	10,096.3
30-59 Days Past Due	129.3	68.1
60-89 Days Past Due	15.6	25.7
90 Days or More Past Due	2.9	10.5
Total Loans and Leases	10,082.2	10,200.6
Performing Financing Receivable | Personal | Private Client
Financing Receivable, Recorded Investment [Line Items]
Current	6,404.2	6,091.3
30-59 Days Past Due	29.1	14.8
60-89 Days Past Due	7.5	16.3
90 Days or More Past Due	3.4	5.5
Total Loans and Leases	6,444.2	6,127.9
Performing Financing Receivable | Personal | Other
Financing Receivable, Recorded Investment [Line Items]
Current	48.6	102.0
Total Loans and Leases	48.6	102.0
Nonperforming Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	262.8	254.8
Nonperforming Financing Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	72.3	78.0
Nonperforming Financing Receivable | Commercial | Commercial and Institutional
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	23.1	21.6
Nonperforming Financing Receivable | Commercial | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	49.2	56.4
Nonperforming Financing Receivable | Personal
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	190.5	176.8
Nonperforming Financing Receivable | Personal | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	189.1	174.6
Nonperforming Financing Receivable | Personal | Private Client
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	$ 1.4	$ 2.2